Income Tax - Schedule of Components of Income (Loss) Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Line Items]
Income (loss) before income taxes	$ (11,940,536)	$ (8,083,640)	$ 1,598,347
PRC
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Line Items]
Income (loss)before income taxes, Foreign	(1,460,541)	821,344	2,776,049
Germany
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Line Items]
Income (loss)before income taxes, Foreign	(45,090)	997,619	(1,046,840)
Cayman
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Line Items]
Income (loss)before income taxes, Foreign	(7,961,485)	(8,913,071)
United States
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Line Items]
Income (loss)before income taxes, domestic	$ (2,473,420)	$ (989,532)	$ (130,862)